Retirement benefit plans - Major category of plan assets (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement benefit plans
Equity	€ 153	€ 89	€ 74
Debt	€ 2,402	€ 1,698	979
Cash			€ 11